DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	$ 289	$ 85	$ 386	$ 121
Modco arrangement | Net investment results from reinsurance funds withheld
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	141	27	276	(10)
Indexed annuity and variable annuity product | Change in fair value of insurance-related derivatives and embedded derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	(237)	(39)	(294)	(134)
Funds withheld arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	(131)	(12)	(52)	(144)
Funds withheld arrangement | Change in fair value of insurance-related derivatives and embedded derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on derivatives not designated as hedging instruments	$ (35)	$ 0	$ (34)	$ 0